FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906

                                  July 27, 2009

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:  FRANKLIN NEW YORK TAX-FREE TRUST
                       FILE NOS. 033-07785 AND 811-04787


Ladies and Gentlemen:

     In connection with the registration by Franklin New York Tax-Free Trust (the "Registrant"), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith Pre-Effective Amendment No. 2 (the "Amendment") to the Registrant's registration statement on Form N-14, including exhibits, originally filed on June 19, 2009, as amended by Pre-Effective Amendment No. 1 (the "Registration Statement"). The Amendment is being filed to add the Class Identifiers for the HSBC Investor New York Tax-Free Bond Fund Class B shares the shareholders of which will receive Class A shares of Franklin New York Intermediate-Term Tax-Free Income Fund in connection with the proposed transaction. Such Class Identifiers were inadvertently omitted from Pre-Effective Amendment No. 1.

     Pursuant to the requirements of Rule 461 of the 1933 Act, the undersigned officers of the Registrant and Franklin Templeton Distributors, Inc., the
principal underwriter of the Registrant, respectfully request that the effectiveness of the Amendment be accelerated to Monday, July 27, 2009.

     In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant's filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

     Thank you for your prompt attention to the Amendment and to the request for acceleration of the effective date of the Amendment. Questions and comments concerning this filing may be directed to Matthew DiClemente at (215) 564-8173 or, in his absence, to Kristin H. Ives, Esq. at (215) 564-8037.



Sincerely yours,

/s/DAVID P. GOSS                          /s/STEVEN J. GRAY
--------------------------------         ------------------------------------
David P. Goss                            Steven J. Gray
Vice President                           Vice President and Assistant Secretary
Franklin Investors Securities Trust      Franklin/Templeton Distributors, Inc.


cc: Matthew R. DiClemente, Esq.
    Kristin H. Ives, Esq.
    Navid Tofigh